CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Base Case [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of multiple economic scenarios	£ 3,189	£ 2,951
Probability Weighted [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of multiple economic scenarios	3,380	3,213
Difference [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of multiple economic scenarios	£ 191	£ 262